Commitments	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments
Note 17 – Commitments

The Company leases land, gasoline stations, and other facilities under operating leases.  During the next five years, expected future rental payments under all operating leases are approximately $20,100,000 in 2015, $20,067,000 in 2016, $8,942,000 in 2017, $8,981,000 in 2018, and $9,031,000 in 2019.  Rental expense for noncancelable operating leases, including contingent payments when applicable, was $8,528,000 in 2014, $7,139,000 in 2013 and $4,433,000 in 2012.  Operating lease expense related to discontinued operations was $2,905,000,  $9,641,000, and $5,040,000 in 2014, 2013, and 2012, respectively.

Commitments for capital expenditures were approximately $166,721,000 at December 31, 2014, including $159,778,000 for construction of future Murphy USA and Murphy Express gasoline stations (including land) in process at year-end, along with $4,138,000 for improvements of existing stations, to be financed with our operating cash flow and/or incurrence of indebtedness.